UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Windcrest Discovery Investments LLC

Address:  122 East 42nd Street, 47th Floor
          New York, New York 10168

13F File Number: 028-11649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   James Gellert
Title:  Managing Member
Phone:  212 599 4300


Signature, Place and Date of Signing:

/s/ James Gellert              New York, New York           February 12, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total: $84,823
                                    (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number                 Name

1                                               WD Offshore Fund, Ltd.

                        FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2    COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                               TITLE                      VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP        (x1000)    PRN AMT   PRN CALL   DISCRETION  MGRS    SOLE  SHARED   NONE
--------------                 --------     -----        -------    -------   --- ----   ----------  ----    ----  ------   ----
AFC ENTERPRISES INC             COM         00104Q107    1,035      58,600    SH         SHARED      1              58,600
ALPHARMA INC                    CL A        020813101      672      27,900    SH         SHARED      1              27,900
ASSURANT INC                    COM         04621X108    3,246      58,750    SH         SHARED      1              58,750
ASSURED GUARANTY LTD            COM         G0585R106    2,891     108,680    SH         SHARED      1             108,680
BARNES & NOBLE INC              COM         067774109    3,555      89,530    SH         SHARED      1              89,530
BRIGHT HORIZON FAMILY SOLUTI    COM         109195107    2,726      70,510    SH         SHARED      1              70,510
BUILDERS FIRSTSOURCE INC        COM         12008R107    1,056      59,200    SH         SHARED      1              59,200
CAVCO INDS INC DEL              COM         149568107    2,427      69,259    SH         SHARED      1              69,259
CENTENE CORP DEL                COM         15135B101    2,021      82,270    SH         SHARED      1              82,270
CIMAREX ENERGY CO               COM         171798101    1,802      49,370    SH         SHARED      1              49,370
DOMINOS PIZZA INC               COM         25754A201    2,605      93,020    SH         SHARED      1              93,020
ENDO PHARMACEUTICALS HLDGS I    COM         29264F205      670      24,310    SH         SHARED      1              24,310
FIRST ADVANTAGE CORP            CL A        31845F100    1,019      44,400    SH         SHARED      1              44,400
FTD GROUP INC                   COM         30267U108    1,048      58,600    SH         SHARED      1              58,600
GOODMAN GLOBAL INC              COM         38239A100    2,593     150,770    SH         SHARED      1             150,770
HEALTHSPRING INC                COM         42224N101    1,705      83,780    SH         SHARED      1              83,780
HOUSTON WIRE & CABLE CO         COM         44244K109      980      46,900    SH         SHARED      1              46,900
ICU MED INC                     COM         44930G107    2,826      69,460    SH         SHARED      1              69,460
INDUSTRIAL DISTR GROUP INC      COM         456061100    1,151     116,381    SH         SHARED      1             116,381
INTERACTIVE DATA CORP           COM         45840J107    1,676      69,730    SH         SHARED      1              69,730
ITT EDUCATIONAL SERVICES INC    COM         45068B109    1,777      26,780    SH         SHARED      1              26,780
JACKSON HEWITT TAX SVCS INC     COM         468202106    3,191      93,930    SH         SHARED      1              93,930
K-SWISS INC                     CL A        482686102    1,157      37,630    SH         SHARED      1              37,630
LAUREATE EDUCATION INC          COM         518613104    2,666      54,830    SH         SHARED      1              54,830
LENNOX INTL INC                 COM         526107107    3,364     109,910    SH         SHARED      1             109,910
LIFETIME BRANDS INC             COM         53222Q103    2,729     166,104    SH         SHARED      1             166,104
LINCOLN EDL SVCS CORP           COM         533535100    1,114      82,571    SH         SHARED      1              82,571
MATTHEWS INTL CORP              CL A        577128101    2,288      58,150    SH         SHARED      1              58,150
MIDDLEBY CORP                   COM         596278101    1,068      10,200    SH         SHARED      1              10,200
MOLINA HEALTHCARE INC           COM         60855R100    1,286      39,560    SH         SHARED      1              39,560
ODYSSEY HEALTHCARE INC          COM         67611V101    1,226      92,450    SH         SHARED      1              92,450
OWENS & MINOR INC NEW           COM         690732102    2,360      75,480    SH         SHARED      1              75,480
PACER INTL INC TENN             COM         69373H106      744      24,980    SH         SHARED      1              24,980
PACIFIC SUNWEAR CALIF INC       COM         694873100    1,008      51,500    SH         SHARED      1              51,500
PEDIATRIX MED GROUP             COM         705324101    1,818      37,170    SH         SHARED      1              37,170
PRESTIGE BRANDS HLDGS INC       COM         74112D101      867      66,600    SH         SHARED      1              66,600
RETAIL VENTURES INC             COM         76128Y102    3,489     183,260    SH         SHARED      1             183,260
SCANSOURCE INC                  COM         806037107    2,217      72,920    SH         SHARED      1              72,920
SEALY CORP                      COM         812139301      981      66,500    SH         SHARED      1              66,500
SELECT COMFORT CORP             COM         81616X103    1,035      59,500    SH         SHARED      1              59,500
TEAM INC                        COM         878155100    2,791      80,125    SH         SHARED      1              80,125
TEMPUR PEDIC INTL INC           COM         88023U101    1,031      50,400    SH         SHARED      1              50,400
TITAN INTL INC ILL              COM         88830M102      756      37,510    SH         SHARED      1              37,510
WASHINGTON GROUP INTL INC       COM NEW     938862208    4,090      68,400    SH         SHARED      1              68,400
WILEY JOHN & SONS INC           CL A        968223206    1,050      27,300    SH         SHARED      1              27,300
XANSER CORP                     COM         98389J103    1,016     209,030    SH         SHARED      1             209,030

SK 21716 0001 743733